Trade & Other Receivables	12 Months Ended
Dec. 31, 2024
Trade And Other Receivables1 [Abstract]
Trade & Other Receivables	Note 14 - Trade & Other Receivables
(Amounts in thousands, except share, per share and per unit data)
Trade receivables include amounts due from customers, entities that purchase the Group’s natural gas, NGLs and oil production, as well as amounts due from joint interest owners who hold a working interest in the properties operated by the Group. Most of these trade receivables are current, and the
Group is confident in their collectibility. The table below provides a summary of the Group’s trade receivables. The fair value approximates the carrying value as of the periods presented:

	December 31, 2024	December 31, 2023
Commodity receivables(a)	$175,058	$172,045
Other receivables(b)	75,322	34,691
Total trade receivables	$250,380	$206,736
Allowance for credit losses(c)	(15,959)	(16,529)
Total trade receivables, net	$234,421	$190,207
(a)Commodity receivables include trade receivables and accrued revenues.
(b)Other receivables are predominantly comprised of joint interest receivables.
(c)The allowance for credit losses mainly pertains to amounts owed by joint interest owners.